UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Vaughan Nelson International Fund
Institutional Class/ADVLX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vaughan Nelson International Fund (Institutional Class/ADVLX)	$48	0.90%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$53,471,833
Total number of portfolio holdings	24
Portfolio turnover rate as of the end of the reporting period	113%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Siemens A.G.	6.3%
Shopify, Inc.	5.9%
Komatsu Ltd.	5.8%
Grupo Mexico S.A.B. de C.V.	5.4%
WiseTech Global Ltd.	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6%
Alibaba Group Holding Ltd.	4.5%
MercadoLibre, Inc.	4.4%
Contemporary Amperex Technology Co., Ltd. - Class A	4.3%
L'Oreal S.A.	4.2%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Vaughan Nelson International Fund - Institutional Class

Vaughan Nelson International Fund
Investor Class/ADVJX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vaughan Nelson International Fund (Investor Class/ADVJX)	$62	1.15%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$53,471,833
Total number of portfolio holdings	24
Portfolio turnover rate as of the end of the reporting period	113%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Siemens A.G.	6.3%
Shopify, Inc.	5.9%
Komatsu Ltd.	5.8%
Grupo Mexico S.A.B. de C.V.	5.4%
WiseTech Global Ltd.	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6%
Alibaba Group Holding Ltd.	4.5%
MercadoLibre, Inc.	4.4%
Contemporary Amperex Technology Co., Ltd. - Class A	4.3%
L'Oreal S.A.	4.2%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Vaughan Nelson International Fund - Investor Class

Vaughan Nelson Emerging Markets Fund
Institutional Class/ADVMX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)	$55	1.03%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,633,895
Total number of portfolio holdings	21
Portfolio turnover rate as of the end of the reporting period	101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.2%
Alibaba Group Holding Ltd.	10.3%
MercadoLibre, Inc.	4.5%
Komatsu Ltd.	4.4%
Grupo Mexico S.A.B. de C.V.	4.4%
Saudi National Bank	4.4%
Contemporary Amperex Technology Co., Ltd. - Class A	4.3%
JSW Infrastructure Ltd.	4.2%
Cemex S.A.B. de C.V.	4.2%
Emaar Properties PJSC	4.1%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Vaughan Nelson Emerging Markets Fund - Institutional Class

Vaughan Nelson Emerging Markets Fund
Investor Class/ADVKX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)	$67	1.26%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,633,895
Total number of portfolio holdings	21
Portfolio turnover rate as of the end of the reporting period	101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.2%
Alibaba Group Holding Ltd.	10.3%
MercadoLibre, Inc.	4.5%
Komatsu Ltd.	4.4%
Grupo Mexico S.A.B. de C.V.	4.4%
Saudi National Bank	4.4%
Contemporary Amperex Technology Co., Ltd. - Class A	4.3%
JSW Infrastructure Ltd.	4.2%
Cemex S.A.B. de C.V.	4.2%
Emaar Properties PJSC	4.1%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Vaughan Nelson Emerging Markets Fund - Investor Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

VAUGHAN NELSON FUNDS

Vaughan Nelson Emerging Markets Fund

(Investor Class – ADVKX)

(Institutional Class - ADVMX)

Vaughan Nelson International Fund

(Investor Class - ADVJX)

(Institutional Class - ADVLX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

APRIL 30, 2026

Vaughan Nelson Funds

Each a series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required on Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Vaughan Nelson Emerging Markets Fund	1
Vaughan Nelson International Fund	3
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	13

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vaughan Nelson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.im.natixis.com/en-us/products/mutual-funds/funds-by-fund-family/vaughan-nelson-funds

Vaughan Nelson Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.4%
	ARGENTINA — 3.3%
47,110	YPF S.A. - ADR *	$2,127,488
	BRAZIL — 7.7%
656,492	B3 S.A. - Brasil Bolsa Balcao	2,390,353
172,720	NU Holdings Ltd. - Class A *	2,500,986
		4,891,339
	CHINA — 7.8%
42,980	Contemporary Amperex Technology Co., Ltd. - Class A	2,758,922
28,200	NAURA Technology Group Co., Ltd. - Class A	2,230,954
		4,989,876
	GREECE — 3.8%
549,189	Eurobank S.A.	2,389,681
	HONG KONG — 10.3%
397,401	Alibaba Group Holding Ltd.	6,549,569
	INDIA — 4.2%
924,820	JSW Infrastructure Ltd.	2,665,838
	JAPAN — 4.4%
65,500	Komatsu Ltd.	2,804,579
	MEXICO — 12.3%
2,162,136	Cemex S.A.B. de C.V.	2,654,940
217,635	Grupo Financiero Banorte S.A.B. de C.V. - Class O	2,363,168
255,945	Grupo Mexico S.A.B. de C.V.	2,801,424
		7,819,532
	PHILIPPINES — 3.9%
213,400	International Container Terminal Services, Inc.	2,464,644
	SAUDI ARABIA — 7.7%
128,683	Saudi Basic Industries Corp.	2,103,014
266,858	Saudi National Bank	2,794,876
		4,897,890
	SOUTH KOREA — 3.8%
2,400	Samsung Biologics Co., Ltd. *,1	2,392,895
	TAIWAN — 14.2%
130,530	Taiwan Semiconductor Manufacturing Co., Ltd.	9,061,636
	UNITED ARAB EMIRATES — 4.1%
819,037	Emaar Properties PJSC	2,637,303
	UNITED KINGDOM — 3.4%
23,220	Anglogold Ashanti Plc	2,176,411

Vaughan Nelson Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	URUGUAY — 4.5%
1,603	MercadoLibre, Inc. *	$2,873,586
	Total Common Stocks
	(Cost $52,225,676)	60,742,267

Principal Amount
	SHORT-TERM INVESTMENTS — 1.0%
$610,669	MSILF Treasury Port - Advisory, 3.22%[2]	610,669
	Total Short-Term Investments
	(Cost $610,669)	610,669

	TOTAL INVESTMENTS — 96.4%
	(Cost $52,836,345)	61,352,936
	Other Assets in Excess of Liabilities — 3.6%	2,280,959
	TOTAL NET ASSETS — 100.0%	$63,633,895

ADR – American Depository Receipt

PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,392,895, which represents 3.76% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.2%
	ARGENTINA — 3.1%
36,110	YPF S.A. - ADR *	$1,630,728
	AUSTRALIA — 4.8%
80,645	WiseTech Global Ltd.	2,539,928
	BRAZIL — 3.8%
140,240	NU Holdings Ltd. - Class A *	2,030,675
	CANADA — 9.2%
25,942	Shopify, Inc. *	3,148,790
13,919	Wheaton Precious Metals Corp.	1,758,114
		4,906,904
	CHINA — 4.3%
35,500	Contemporary Amperex Technology Co., Ltd. - Class A	2,278,775
	FRANCE — 4.2%
5,240	L'Oreal S.A.	2,256,925
	GERMANY — 12.8%
22,450	BASF S.E.	1,439,938
49,879	Commerzbank A.G.	2,061,794
11,290	Siemens A.G.	3,355,118
		6,856,850
	GREECE — 3.5%
435,475	Eurobank S.A.	1,894,878
	HONG KONG — 4.5%
145,165	Alibaba Group Holding Ltd.	2,392,466
	JAPAN — 13.8%
72,520	Komatsu Ltd.	3,105,161
118,330	Mitsubishi UFJ Financial Group, Inc.	2,125,543
60,660	Sumitomo Mitsui Financial Group, Inc.	2,141,847
		7,372,551
	MEXICO — 5.4%
264,855	Grupo Mexico S.A.B. de C.V.	2,898,948
	PHILIPPINES — 3.6%
166,310	International Container Terminal Services, Inc.	1,920,782
	SWITZERLAND — 7.7%
48,650	UBS Group A.G.	2,152,710
2,835	Zurich Insurance Group A.G.	1,976,493
		4,129,203
	TAIWAN — 4.6%
35,440	Taiwan Semiconductor Manufacturing Co., Ltd.	2,460,311

Vaughan Nelson International Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 5.6%
10,355	AstraZeneca PLC - ADR	$1,940,217
23,571	Shell PLC	1,071,680
		3,011,897
	UNITED STATES — 3.9%
43,500	Brookfield Asset Management Ltd. - Class A	2,089,819
	URUGUAY — 4.4%
1,311	MercadoLibre, Inc. *	2,350,138
	Total Common Stocks
	(Cost $47,968,527)	53,021,778

	TOTAL INVESTMENTS — 99.2%
	(Cost $47,968,527)	53,021,778
	Other Assets in Excess of Liabilities — 0.8%	450,055
	TOTAL NET ASSETS — 100.0%	$53,471,833

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2026 (Unaudited)

	Emerging Markets Fund	International Fund
Assets:
Investments, at cost	$52,836,345	$47,968,527
Foreign currency, at cost	92,294	735
Investments, at value	$61,352,936	$53,021,778
Foreign currency, at value	92,272	733
Cash	7,329	1,154,869
Receivables:
Investment securities sold	2,251,929	118,231
Fund shares sold	9,002	12,273
Dividends and interest	66,326	320,376
Prepaid expenses	25,313	28,754
Total assets	63,805,107	54,657,014

Liabilities:
Payables:
Investment securities purchased	-	1,072,645
Fund shares redeemed	7,500	-
Advisory fees	18,130	7,754
Shareholder servicing fees (Note 6)	23,236	17,088
Distribution fees (Note 7)	49	11
Fund administration fees	29,033	24,258
Transfer agent fees and expenses	15,543	6,843
Custody fees	10,322	2,012
Trustees' deferred compensation (Note 3)	23,297	23,148
Non-U.S. Taxes	13,047	-
Auditing fees	10,154	10,156
Legal fees	9,349	6,845
Shareholder reporting fees	7,095	5,191
Chief Compliance Officer fees	2,173	3,000
Trustees' fees and expenses	1,520	5,273
Accrued other expenses	764	957
Total liabilities	171,212	1,185,181
Commitments and contingencies (Note 3)
Net Assets	$63,633,895	$53,471,833

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$41,735,091	$48,490,491
Total distributable earnings (accumulated deficit)	21,898,804	4,981,342
Net Assets	$63,633,895	$53,471,833

Maximum Offering Price per Share:
Institutional Class
Net assets applicable to shares outstanding	$63,621,217	$53,467,352
Shares of beneficial interest issued and outstanding	4,108,704	2,413,414
Net asset value per share	$15.48	$22.15

Investor Class
Net assets applicable to shares outstanding	$12,678	$4,481
Shares of beneficial interest issued and outstanding	824	203
Net asset value per share[1]	$15.38	$22.08

[1]	Based on unrounded Net Assets and Shares Outstanding.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

	Emerging Markets Fund	International Fund
Investment income:
Dividends (net of foreign withholding taxes of $65,770 and $91,660, respectively)	$738,149	$532,636
Interest	23,634	18,812
Total investment income	761,783	551,448

Expenses:
Advisory fees	257,811	169,061
Shareholder servicing fees (Note 6)	33,285	18,449
Distribution fees (Note 7) - Investor Class	6	46
Fund administration fees	58,113	56,107
Transfer agent fees and expenses	25,592	14,479
Custody fees	29,126	17,306
Registration fees	19,315	18,584
Auditing fees	10,154	10,177
Interest expense	8,740	1,758
Trustees' fees and expenses	8,471	12,441
Chief Compliance Officer fees	5,354	5,354
Shareholder reporting fees	5,234	4,439
Legal fees	4,128	7,240
Insurance fees	3,344	3,332
Miscellaneous	3,215	3,069
Total expenses	471,888	341,842
Advisory fees waived	(159,833)	(139,441)
Net expenses	312,055	202,401
Net investment income (loss)	449,728	349,047

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,211,587	8,076,515
Foreign currency transactions	(66,576)	(20,858)
Deferred non-US taxes	(114,977)	-
Net realized gain (loss)	13,030,034	8,055,657
Net change in unrealized appreciation/depreciation on:
Investments	(5,069,261)	(1,670,447)
Foreign currency translations	(9,117)	6,319
Deferred non-US taxes	112,518	-
Net change in unrealized appreciation/depreciation	(4,965,860)	(1,664,128)
Net realized and unrealized gain (loss)	8,064,174	6,391,529

Net Increase (Decrease) in Net Assets from Operations	$8,513,902	$6,740,576

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$449,728	$428,041
Net realized gain (loss) on investments, foreign currency transactions and deferred non-US taxes	13,030,034	7,343,434
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-US taxes	(4,965,860)	9,466,479
Net increase (decrease) in net assets resulting from operations	8,513,902	17,237,954
Distributions to Shareholders:
Distributions:
Institutional Class	(5,642,387)	-
Investor Class	(450)	-
Total distributions to shareholders	(5,642,837)	-
Capital Transactions:
Net proceeds from shares sold:
Institutional Class	9,134,830	3,333,348
Investor Class	7,402	-
Reinvestment of distributions:
Institutional Class	5,641,163	-
Investor Class	449	-
Cost of shares redeemed:
Institutional Class	(12,076,479)	(2,314,160)
Net increase (decrease) in net assets from capital transactions	2,707,365	1,019,188
Total increase (decrease) in net assets	5,578,430	18,257,142

Net Assets:
Beginning of period	58,055,465	39,798,323
End of period	$63,633,895	$58,055,465
Capital Share Transactions:
Shares sold:
Institutional Class	606,483	297,241
Investor Class	481	-
Shares reinvested:
Institutional Class	414,182	-
Investor Class	33	-
Shares redeemed:
Institutional Class	(807,772)	(194,842)
Net increase (decrease) in capital share transactions	213,407	102,399

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$349,047	$490,752
Net realized gain (loss) on investments and foreign currency transactions	8,055,657	6,478,351
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,664,128)	5,577,788
Net increase (decrease) in net assets resulting from operations	6,740,576	12,546,891

Distributions to Shareholders:
Distributions:
Institutional Class	(362,322)	(411,928)
Investor Class	(383)	(523)
Total distributions to shareholders	(362,705)	(412,451)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	11,219,265	4,138,209
Investor Class	1,697	545
Reinvestment of distributions:
Institutional Class	350,909	397,804
Investor Class	383	523
Cost of shares redeemed:
Institutional Class	(4,196,596)	(3,521,795)
Investor Class	(65,401)	(412)
Net increase (decrease) in net assets from capital transactions	7,310,257	1,014,874

Total increase (decrease) in net assets	13,688,128	13,149,314

Net Assets:
Beginning of period	39,783,705	26,634,391
End of period	$53,471,833	$39,783,705
Capital Share Transactions:
Shares sold:
Institutional Class	525,428	281,895
Investor Class	81	34
Shares reinvested:
Institutional Class	17,804	29,709
Investor Class	20	39
Shares redeemed:
Institutional Class	(191,636)	(237,857)
Investor Class	(2,932)	(27)
Net increase (decrease) in capital share transactions	348,765	73,793

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.90	$10.49	$9.47	$8.68	$10.73	$8.37
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.11	0.13	0.13	0.16	0.20
Net realized and unrealized gain (loss)	1.93	4.30	0.99	0.71	(2.05)	2.31
Net increase from payments by affiliates (Note 3)	-	-	-	0.06	-	-
Total from investment operations	2.04	4.41	1.12	0.90	(1.89)	2.51

Less Distributions:
From net investment income	(0.09)	-	(0.10)	(0.11)	(0.16)	(0.15)
From net realized gain	(1.37)	-	-	-	-	-
Total distributions	(1.46)	-	(0.10)	(0.11)	(0.16)	(0.15)

Net asset value, end of period	$15.48	$14.90	$10.49	$9.47	$8.68	$10.73

Total return[2]	15.03%[3]	42.04%	11.87%	10.34%[4]	(17.86)%	30.19%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$63.6	$58.1	$39.8	$33.1	$28.3	$32.2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.56%[5,6]	1.88%[6]	1.85%[6,7]	1.99%	2.10%	2.04%
After fees waived and expenses absorbed	1.03%[5,6]	1.01%[6]	1.03%[6,7]	1.10%	1.10%	1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.96%[5]	0.08%	0.47%	0.45%	0.64%	1.19%
After fees waived and expenses absorbed	1.49%[5]	0.95%	1.29%	1.34%	1.64%	1.88%
Portfolio turnover rate	101%[3]	164%	117%	59%	68%	65%

[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	The Advisor reimbursed the Fund $210,112 for losses from a trade error. This reimbursement had a positive 0.70% impact on the total return.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.03%, 0.01% and 0.00% for the six months ended April 30, 2026, the year ended October 31, 2025 and October 31,2024.
[7]	Effective March 1, 2024, The Fund's Advisor has agreed to reduce the limit on the total annual fund operating expenses from 1.10% to 1.00% of the average daily net assets of the Fund's Institutional Class Shares.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.82	$10.46	$9.46	$8.68	$10.73	$8.36
Income from Investment Operations:
Net investment income (loss) [1]	0.09	0.08	0.11	0.11	0.14	0.17
Net realized and unrealized gain (loss)	1.92	4.28	0.99	0.70	(2.06)	2.32
Net increase from payments by affiliates (Note 3)	-	-	-	0.06	-	-
Total from investment operations	2.01	4.36	1.10	0.87	(1.92)	2.49

Less Distributions:
From net investment income	(0.08)	-	(0.10)	(0.09)	(0.13)	(0.12)
From net realized gain	(1.37)	-	-	-	-	-
Total distributions	(1.45)	-	(0.10)	(0.09)	(0.13)	(0.12)

Net asset value, end of period	$15.38	$14.82	$10.46	$9.46	$8.68	$10.73

Total return[2]	14.90%[3]	41.68%	11.60%	10.08%[4]	(18.10)%	29.95%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$-	$- [5]	$- [5]	$- [5]	$- [5]	$- [5]

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.79%[6,7]	2.13%[7]	2.10%[7,8]	2.24%	2.35%	2.29%
After fees waived and expenses absorbed	1.26%[6,7]	1.26%[7]	1.28%[7,8]	1.35%	1.35%	1.60%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.73%[6]	(0.17)%	0.22%	0.20%	0.40%	0.95%
After fees waived and expenses absorbed	1.26%[6]	0.70%	1.04%	1.09%	1.40%	1.64%
Portfolio turnover rate	101%[3]	164%	117%	59%	68%	65%

[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	The Advisor reimbursed the Fund $210,112 for losses from a trade error. This reimbursement had a positive 0.70% impact on the total return.
[5]	Amount represents less than $1,000,000.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.04%, 0.01% and 0.00% for the six months ended April 30, 2026, the year ended October 31, 2025 and October 31,2024.
[8]	Effective March 1, 2024, the Fund's Advisor has agreed to reduce the annual fund operating expenses from 1.35% to 1.25% of the average daily net assets of the fund's Investor Class Shares.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.27	$13.38	$11.36	$11.92	$17.88	$13.03
Income from Investment Operations:
Net investment income (loss) [1]	0.16	0.24	0.11	0.17	0.19	0.17
Net realized and unrealized gain (loss)	2.89	5.86	2.11	(0.55)	(5.98)	4.81
Total from investment operations	3.05	6.10	2.22	(0.38)	(5.79)	4.98

Less Distributions:
From net investment income	(0.17)	(0.21)	(0.20)	(0.18)	(0.17)	(0.13)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.17)	(0.21)	(0.20)	(0.18)	(0.17)	(0.13)

Net asset value, end of period	$22.15	$19.27	$13.38	$11.36	$11.92	$17.88

Total return[2]	15.94%[3]	46.30%	19.70%	(3.37)%	(32.67)%	38.39%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$53.5	$39.7	$26.6	$24.7	$33.9	$40.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.51%[4,5]	1.83%[5]	2.11%[5,6,7]	1.92%	1.52%	1.96%
After fees waived and expenses absorbed	0.90%[4,5]	0.90%[5]	0.94%[5,6,7]	0.99%	0.99%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.93%[4]	0.61%	(0.28)%	0.36%	0.79%	0.17%
After fees waived and expenses absorbed	1.54%[4]	1.54%	0.89%	1.29%	1.32%	0.98%
Portfolio turnover rate	113%[3]	220%	205%	58%	92%	59%

[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01%, 0.01% and 0.00% for the six months ended April 30, 2026, and the year ended October 31, 2025 and October 31, 2024.
[6]	Effective March 1, 2024, The Fund's Advisor has agreed to reduce the limit on the total annual fund operating expenses from 0.99% to 0.89% of the average daily net assets of the Fund's Institutional Class Shares.
[7]	If tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.18	$13.32	$11.31	$11.88	$17.85	$12.99
Income from Investment Operations:
Net investment income (loss) [1]	0.13	0.20	0.08	0.13	0.15	0.13
Net realized and unrealized gain (loss)	2.90	5.83	2.11	(0.54)	(5.97)	4.80
Total from investment operations	3.03	6.03	2.19	(0.41)	(5.82)	4.93

Less Distributions:
From net investment income	(0.13)	(0.17)	(0.18)	(0.16)	(0.15)	(0.07)
Total distributions	(0.13)	(0.17)	(0.18)	(0.16)	(0.15)	(0.07)

Net asset value, end of period	$22.08	$19.18	$13.32	$11.31	$11.88	$17.85

Total return[2]	15.86%[3]	45.88%	19.44%	(3.61)%	(32.88)%	38.00%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$-	$0.1	$- [4]	$- [4]	$- [4]	$- [4]

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.76%[5,6]	2.08%[6]	2.36%[6,7,8]	2.17%	1.77%	2.21%
After fees waived and expenses absorbed	1.15%[5,6]	1.15%[6]	1.19%[6,7,8]	1.24%	1.24%	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.67%[5]	0.36%	(0.53)%	0.11%	0.54%	(0.08)%
After fees waived and expenses absorbed	1.28%[5]	1.29%	0.64%	1.04%	1.07%	0.73%
Portfolio turnover rate	113%[3]	220%	205%	58%	92%	59%

[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Amount represents less than $1,000,000.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01%, 0.01% and 0.00% for the six months ended April 30, 2026, and the year ended October 31, 2025 and October 31, 2024.
[7]	Effective March 1, 2024, the Fund's Advisor has agreed to reduce the annual fund operating expenses from 1.24% to 1.14% of the average daily net assets of the fund's Investor Class Shares.
[8]	If tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 ( Unaudited)

Note 1 – Organization

Vaughan Nelson Emerging Markets Fund (the “Emerging Markets Fund”) and Vaughan Nelson International Fund (the “International Fund”), each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Vaughan Nelson Funds are diversified funds. The Emerging Markets Fund and International Fund’s primary investment objective is to provide long-term capital appreciation. Prior to March 1, 2024, Vaughan Nelson Emerging Markets Fund and Vaughan Nelson International Fund were known as Vaughan Nelson Emerging Markets Opportunities Fund and Vaughan Nelson International Small Cap Fund.

The Emerging Markets Fund offers two classes of shares, Institutional Class shares and Investor Class shares. Institutional Class shares commenced operations on November 1, 2013. Investor Class shares commenced operations on December 2, 2019.

The International Fund offers two classes of shares, Institutional and Investor. Institutional Class shares commenced operations on December 31, 2013. Advisor Class shares converted into Institutional Class shares on February 10, 2020. The Investor Class shares commenced operations on December 2, 2019.

The shares of each class represent an interest in the same portfolio of investments of the International Fund and Emerging Markets Fund have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor (in IMST to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlight for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the funds’ Advisor in IMST is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

(e) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2022 – 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an investment advisory agreement (the “Advisory Agreement”) with Vaughan Nelson Investment Management, L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Emerging Markets Fund	0.85%
International Fund	0.75%

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels:

Expense Limit as a % of average daily net assets
Emerging Markets Fund – Investor Class	1.25%
Emerging Markets Fund – Institutional Class	1.00%
International Fund - Investor Class	1.14%
International Fund – Institutional Class	0.89%

This agreement is in effect until March 1, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived its advisory fees and absorbed other expenses for the six months ended April 30, 2026 as stated below:

Emerging Markets Fund	$159,833
International Fund	$139,441

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. In April 30, 2026, the amount of these potentially recoverable expenses was $1,184,788 and $1,037,919, for the Emerging Markets Fund and International Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	Emerging Markets Fund	International Fund
2026	303,329	293,058
2027	329,296	308,226
2028	392,330	297,194
2029	159,833	139,441
Total	$1,184,788	$1,037,919

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2026, are reported on the Statements of Operations.

Natixis Distribution, LLC. serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2026, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2026, are reported on the Statements of Operations.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

Note 4 – Federal Income Taxes

In April 30, 2026, gross unrealized appreciation (depreciation) on investments, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Fund
Cost of Investments	$52,836,345	$47,994,234

Gross Unrealized Appreciation	$10,675,625	$5,948,273
Gross Unrealized Depreciation	(2,159,034)	(920,729)
Net Unrealized Appreciation on investments	$8,516,591	$5,027,544

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

At October 31, 2025, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards will expire as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Fund	$-	$-	$-
International Fund	5,673,524	2,750,281	8,423,805

During the fiscal year ended October 31, 2025, the Emerging Markets Fund and the International Fund utilized $2,068,749 and $6,553,207 of non-expiring capital loss carryforwards, respectively.

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Fund	International Fund
Undistributed ordinary income	$2,308,225	$352,700
Undistributed long-term capital gains	3,276,106	-
Tax accumulated earnings	5,584,331	352,700
Accumulated capital and other losses	-	(8,423,805)
Unrealized appreciation (depreciation) on investments	13,585,852	6,697,991
Unrealized appreciation (depreciation) on foreign currency translations	(118,789)	297
Unrealized deferred compensation	(23,654)	(23,713)
Total accumulated earnings (deficit)	$19,027,740	$(1,396,530)

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2025 and 2024 were as follows:

	Emerging Markets Fund		International Fund
	2025	2024	2025	2024

Distributions paid from:
Ordinary income	$-	$361,072	$412,451	$420,107
Net long-term capital gains	-	-	-	-
Total distributions paid	$-	$361,072	$412,451	$420,107

Note 5 – Investment Transactions

For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$60,180,623	$65,218,014
International Fund	60,158,751	50,927,329

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Emerging Markets Fund and International Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributed to each class shares of the Funds serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2026, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to Natixis Distribution, LLC. Institutional Class shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2026, for the Emerging Markets Fund and International Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2026, in valuing the Funds’ assets carried at fair value:

Vaughan Nelson Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Discretionary	$2,873,586	$9,308,491	$-	$12,182,077
Energy	2,127,488	-	-	2,127,488
Financials	10,049,383	5,026,984	-	15,076,367
Health Care	-	2,392,895	-	2,392,895
Industrials	2,464,644	5,470,417	-	7,935,061
Materials	7,632,775	2,103,014	-	9,735,789
Technology	-	11,292,590	-	11,292,590
Short-Term Investment	610,669	-	-	610,669
Total Investments	$25,758,545	$35,594,391	$-	$61,352,936

Vaughan Nelson International Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Consumer Discretionary	$2,350,138	$4,671,240	$-	$7,021,378
Consumer Staples	-	2,256,925	-	2,256,925
Energy	1,630,728	1,071,680	-	2,702,408
Financials	4,120,494	12,353,266	-	16,473,760
Health Care	1,940,216	-	-	1,940,216
Industrials	1,920,782	6,460,279	-	8,381,061
Materials	4,657,062	1,439,938	-	6,097,000
Technology	3,148,790	5,000,240	-	8,149,030
Total Investments	$19,768,210	$33,253,568	$-	$53,021,778

*	The Fund did not hold any Level 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

Note 11- New Accounting Pronouncement and Regulatory Updates

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The standard is an annual disclosure requirement and Fund Management is evaluating the impacts of these changes to the Funds’ financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/9/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	7/9/2026